Corporate information	12 Months Ended
Dec. 31, 2018
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Corporate information
1.	Corporate information

The consolidated financial statements of Pepper Food Service Co., Ltd. (the “Company”) and its subsidiary (together, the “Group”) for the year ended December 31, 2018 were authorized for issue in accordance with a resolution of the directors on April 30, 2019. The Company is a limited company incorporated and domiciled in Japan and whose shares are publicly traded on the Tokyo Stock Exchange and its common shares are also listed in the form of American depositary shares on the NASDAQ Global Market. The registered office was located at 3-3-2 Azumabashi, Sumida-ku, Tokyo, Japan until June 25, 2018 and thereafter it is located at 17th floor, Olinas Tower, 4-1-3 Taihei, Sumida-ku, Tokyo, Japan.

The Group is principally engaged in the operation of restaurants, manufacturing and selling of frozen food and related products. The consolidated financial statements of the Group include a wholly-owned subsidiary, Kuni’s Corporation. Kuni’s Corporation is a private limited company incorporated in the state of Delaware, and is principally engaged in the operation of restaurants in the United States.